Capital Stock - (Shares Repurchased) (Details) - LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	202 Months Ended	211 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Feb. 02, 2016	Feb. 01, 2016
Equity, Class of Treasury Stock [Line Items]
Share repurchase plan, authorized amount			$ 468.0	$ 300.0
Common shares repurchased, value	$ 288.1	$ 288.1
Share repurchase plan, remaining capacity	$ 179.9	$ 179.9